UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main Street

Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main Street

Suite 9

Bedminster, NJ 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
Common Stocks – 99.3%
Air Freight & Logistics – 0.6%
Yamato Holdings Co., Ltd.(a)	24,000	$497,271

Airlines – 0.1%
ANA Holdings, Inc.	30,000	70,776

Auto Components – 2.4%
Bridgestone Corp.	24,000	839,840
Denso Corp.	23,000	1,097,725
Yokohama Rubber Co., Ltd./The(a)	20,000	172,943
		2,110,508
Automobiles – 5.5%
Fuji Heavy Industries Ltd.	20,000	553,773
Honda Motor Co., Ltd.(a)	47,000	1,640,975
Isuzu Motors Ltd.	20,000	132,274
Mazda Motor Corp.	30,000	140,665
Mitsubishi Motors Corp.	3,000	33,108
Nissan Motor Co., Ltd.	24,000	227,669
Suzuki Motor Corp.	24,000	751,710
Toyota Motor Corp.	23,000	1,381,294
		4,861,468
Banks – 1.3%
Aozora Bank Ltd.	20,000	65,742
Bank of Yokohama Ltd./The	20,000	115,098
Chiba Bank Ltd./The	20,000	141,158
Fukuoka Financial Group, Inc.	20,000	96,540
Mitsubishi UFJ Financial Group, Inc.	24,000	147,120
Mizuho Financial Group, Inc.	24,000	49,277
Resona Holdings, Inc.	3,000	17,472
Shinsei Bank Ltd.	30,000	67,519
Shizuoka Bank Ltd./The	20,000	216,179
Sumitomo Mitsui Financial Group, Inc.	3,000	125,680
Sumitomo Mitsui Trust Holdings, Inc.	30,000	137,110
		1,178,895
Beverages – 1.5%
Asahi Group Holdings Ltd.	24,000	753,368
Kirin Holdings Co., Ltd.(a)	20,000	288,831
Sapporo Holdings Ltd.	20,000	80,549
Takara Holdings, Inc.	20,000	175,510
		1,298,258
Building Products – 2.3%
Asahi Glass Co., Ltd.	20,000	117,862
Daikin Industries Ltd.	24,000	1,514,318
Nippon Sheet Glass Co., Ltd.*	30,000	42,347
Nitto Boseki Co., Ltd.	30,000	122,008
TOTO Ltd.	20,000	269,483
		2,066,018
Capital Markets – 0.7%
Daiwa Securities Group, Inc.	20,000	173,141
Matsui Securities Co., Ltd.	24,000	243,542
Nomura Holdings, Inc.	24,000	169,863
		586,546
Chemicals – 5.2%
Asahi Kasei Corp.	20,000	153,003
Denki Kagaku Kogyo KK	30,000	115,197
Kuraray Co., Ltd.	22,000	278,841
Mitsubishi Chemical Holdings Corp.	15,000	66,482
Mitsui Chemicals, Inc.	30,000	82,030
Nippon Kayaku Co., Ltd.	20,000	260,402
Nippon Soda Co., Ltd.	20,000	106,609
Nissan Chemical Industries Ltd.	24,000	373,131
Nitto Denko Corp.	23,000	1,077,745
Shin-Etsu Chemical Co., Ltd.	23,000	1,398,095
Showa Denko KK	30,000	42,644
Sumitomo Chemical Co., Ltd.	20,000	75,613
Teijin Ltd.	30,000	75,218
Tokai Carbon Co., Ltd.	20,000	57,055
Tokuyama Corp.	20,000	63,570
Toray Industries, Inc.	20,000	131,484
Tosoh Corp.	30,000	145,403
Toyobo Co., Ltd.	30,000	51,824
Ube Industries Ltd.	30,000	52,120
		4,606,466
Commercial Services & Supplies – 2.1%
Dai Nippon Printing Co., Ltd.	20,000	208,874
Secom Co., Ltd.	24,000	1,466,463
Toppan Printing Co., Ltd.(a)	20,000	154,780
		1,830,117
Construction & Engineering – 2.4%
Chiyoda Corp.	20,000	242,239
COMSYS Holdings Corp.(a)	24,000	446,099

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2014 (Unaudited)

	Shares	Value
Common Stocks (continued)
JGC Corp.	25,000	$759,587
Kajima Corp.	30,000	132,669
Obayashi Corp.	20,000	142,737
Shimizu Corp.	30,000	212,329
Taisei Corp.	30,000	166,132
		2,101,792
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	30,000	114,012
Taiheiyo Cement Corp.	30,000	120,823
		234,835
Consumer Finance – 0.6%
Credit Saison Co., Ltd.	24,000	499,403

Containers & Packaging – 0.4%
Toyo Seikan Group Holdings Ltd.	24,000	368,629

Diversified Telecommunication Services – 0.2%
Nippon Telegraph & Telephone Corp.	3,000	187,098

Electric Utilities – 0.1%
Chubu Electric Power Co., Inc.*	3,000	37,283
Kansai Electric Power Co., Inc./The*	3,000	28,281
Tokyo Electric Power Co., Inc.*	3,000	12,497
		78,061
Electrical Equipment – 1.1%
Fuji Electric Co., Ltd.	30,000	142,145
Fujikura Ltd.	20,000	97,330
Furukawa Electric Co., Ltd.	20,000	42,446
GS Yuasa Corp.(a)	20,000	127,338
Mitsubishi Electric Corp.	20,000	246,780
Sumitomo Electric Industries Ltd.	24,000	337,594
		993,633
Electronic Equipment, Instruments & Components – 6.5%
Alps Electric Co., Ltd.	24,000	307,981
Citizen Holdings Co., Ltd.	24,000	188,342
FUJIFILM Holdings Corp.	23,000	641,380
Hitachi Ltd.	20,000	146,488
Kyocera Corp.	47,000	2,230,650
Mitsumi Electric Co., Ltd.	24,000	173,654
Nippon Electric Glass Co., Ltd.	30,000	174,720
Oki Electric Industry Co., Ltd.	30,000	66,630
Taiyo Yuden Co., Ltd.(a)	23,000	254,509
TDK Corp.	22,000	1,031,538
Yaskawa Electric Corp.(a)	20,000	242,239
Yokogawa Electric Corp.	24,000	303,480
		5,761,611
Food & Staples Retailing – 1.5%
Aeon Co., Ltd.	24,000	295,187
Seven & I Holdings Co., Ltd.	24,000	1,011,125
UNY Group Holdings Co., Ltd.	9,000	56,414
		1,362,726
Food Products – 2.1%
Ajinomoto Co., Inc.	20,000	313,509
Kikkoman Corp.(a)	20,000	416,564
Maruha Nichiro Corp.	4,000	65,347
MEIJI Holdings Co., Ltd.	3,000	198,707
NH Foods Ltd.(a)	20,000	390,701
Nichirei Corp.	20,000	95,948
Nippon Suisan Kaisha Ltd.*	24,000	74,152
Nisshin Seifun Group, Inc.	23,000	274,488
		1,829,416
Gas Utilities – 0.3%
Osaka Gas Co., Ltd.	30,000	126,153
Tokyo Gas Co., Ltd.(a)	20,000	116,875
		243,028
Health Care Equipment & Supplies – 2.1%
Olympus Corp.*	24,000	826,810
Terumo Corp.	46,000	1,028,479
		1,855,289
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.	20,000	94,369

Household Durables – 1.9%
Casio Computer Co., Ltd.(a)	24,000	348,255
Nikon Corp.(a)	21,000	330,635
Panasonic Corp.	24,000	292,345
Pioneer Corp.*	3,000	6,604
Sekisui House Ltd.	20,000	274,221
Sharp Corp.*	10,000	32,081
Sony Corp.(a)	23,000	381,877
		1,666,018

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2014 (Unaudited)

	Shares	Value
Common Stocks (continued)
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	20,000	$200,385
Toshiba Corp.	30,000	140,072
		340,457
Insurance – 1.0%
Dai-ichi Life Insurance Co., Ltd./The	3,000	44,687
MS&AD Insurance Group Holdings, Inc.	7,000	169,084
NKSJ Holdings, Inc.	5,000	134,643
Sony Financial Holdings, Inc.	6,000	102,344
T&D Holdings, Inc.	5,000	67,963
Tokio Marine Holdings, Inc.	12,000	394,689
		913,410
Internet Software & Services – 0.0%†
Yahoo Japan Corp.	10,000	46,197

IT Services – 1.2%
Fujitsu Ltd.	20,000	149,844
NTT Data Corp.	23,000	883,175
		1,033,019
Leisure Products – 0.4%
Yamaha Corp.	24,000	379,290

Machinery – 9.6%
Amada Co., Ltd.	20,000	203,346
Ebara Corp.	20,000	126,351
FANUC Corp.	24,000	4,138,789
Furukawa Co., Ltd.	30,000	61,004
Hino Motors Ltd.	20,000	275,406
Hitachi Construction Machinery Co., Ltd.(a)	24,000	478,081
Hitachi Zosen Corp.	5,000	25,715
IHI Corp.	30,000	139,776
Japan Steel Works Ltd./The	30,000	131,484
JTEKT Corp.	24,000	404,403
Kawasaki Heavy Industries Ltd.	30,000	114,308
Komatsu Ltd.	24,000	557,208
Kubota Corp.	20,000	283,500
Meidensha Corp.	20,000	83,510
Minebea Co., Ltd.	20,000	224,668
Mitsubishi Heavy Industries Ltd.	20,000	124,772
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	67,223
NGK Insulators Ltd.	20,000	454,074
NSK Ltd.	20,000	260,007
NTN Corp.	20,000	87,261
OKUMA Corp.	20,000	192,291
Sumitomo Heavy Industries Ltd.	20,000	95,158
		8,528,335
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.	20,000	41,854
Mitsui OSK Lines Ltd.	20,000	74,429
Nippon Yusen KK	30,000	86,471
		202,754
Media – 1.2%
Dentsu, Inc.	24,000	977,247
SKY Perfect JSAT Holdings, Inc.	2,000	11,727
Toho Co., Ltd.	3,000	70,362
		1,059,336
Metals & Mining – 1.3%
Dowa Holdings Co., Ltd.	20,000	188,737
JFE Holdings, Inc.	3,000	61,922
Kobe Steel Ltd.	30,000	45,013
Mitsubishi Materials Corp.	30,000	105,128
Mitsui Mining & Smelting Co., Ltd.	30,000	85,583
Nippon Light Metal Holdings Co., Ltd.	30,000	45,605
Nippon Steel & Sumitomo Metal Corp.	30,000	95,948
Nisshin Steel Co., Ltd.	3,000	39,652
Pacific Metals Co., Ltd.*(a)	20,000	97,330
Sumitomo Metal Mining Co., Ltd.	20,000	324,762
Toho Zinc Co., Ltd.	20,000	74,626
		1,164,306
Multiline Retail – 1.0%
Isetan Mitsukoshi Holdings Ltd.	24,000	312,719
J Front Retailing Co., Ltd.	20,000	140,368
Marui Group Co., Ltd.(a)	24,000	230,512
Takashimaya Co., Ltd.(a)	20,000	194,067
		877,666
Oil, Gas & Consumable Fuels – 0.6%
Inpex Corp.	8,000	121,613
JX Holdings, Inc.	24,000	128,404
Showa Shell Sekiyu KK	24,000	272,682
		522,699

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2014 (Unaudited)

	Shares	Value
Common Stocks (continued)
Paper & Forest Products – 0.3%
Hokuetsu Kishu Paper Co., Ltd.(a)	25,000	$111,791
Nippon Paper Industries Co., Ltd.	3,000	56,443
Oji Holdings Corp.	20,000	82,326
		250,560
Personal Products – 1.5%
Kao Corp.	24,000	944,553
Shiseido Co., Ltd.	24,000	437,570
		1,382,123
Pharmaceuticals – 6.4%
Astellas Pharma, Inc.	120,000	1,576,625
Chugai Pharmaceutical Co., Ltd.	24,000	676,373
Daiichi Sankyo Co., Ltd.	24,000	447,757
Eisai Co., Ltd.(a)	23,000	963,546
Kyowa Hakko Kirin Co., Ltd.	20,000	270,668
Shionogi & Co., Ltd.	24,000	500,824
Sumitomo Dainippon Pharma Co., Ltd.	18,000	206,999
Takeda Pharmaceutical Co., Ltd.	23,000	1,066,847
		5,709,639
Real Estate Management & Development – 3.6%
Daiwa House Industry Co., Ltd.	20,000	414,590
Heiwa Real Estate Co., Ltd.	5,000	80,401
Mitsubishi Estate Co., Ltd.	20,000	493,756
Mitsui Fudosan Co., Ltd.	30,000	1,011,599
Sumitomo Realty & Development Co., Ltd.	20,000	858,200
Tokyo Tatemono Co., Ltd.	20,000	184,986
Tokyu Fudosan Holdings Corp.	23,000	181,403
		3,224,935
Road & Rail – 1.6%
Central Japan Railway Co.	2,000	285,277
East Japan Railway Co.	2,000	157,524
Keio Corp.	20,000	157,149
Keisei Electric Railway Co., Ltd.	20,000	199,201
Nippon Express Co., Ltd.	20,000	96,935
Odakyu Electric Railway Co., Ltd.	20,000	192,488
Tobu Railway Co., Ltd.(a)	20,000	104,635
Tokyu Corp.	20,000	141,750
West Japan Railway Co.	3,000	132,076
		1,467,035
Semiconductors & Semiconductor Equipment – 2.6%
Advantest Corp.(a)	45,000	556,142
Dainippon Screen Manufacturing Co., Ltd.(a)	20,000	93,381
Sumco Corp.	3,000	27,482
Tokyo Electron Ltd.	24,000	1,622,348
		2,299,353
Software – 1.5%
Konami Corp.(a)	23,000	508,336
Trend Micro, Inc.	24,000	790,090
		1,298,426
Specialty Retail – 8.5%
Fast Retailing Co., Ltd.	23,000	7,567,149

Technology Hardware, Storage & Peripherals – 1.9%
Canon, Inc.	35,000	1,138,740
Konica Minolta, Inc.	25,000	247,026
NEC Corp.	30,000	95,652
Ricoh Co., Ltd.	20,000	238,290
		1,719,708
Textiles, Apparel & Luxury Goods – 0.0%†
Unitika Ltd.*	30,000	14,215

Tobacco – 1.0%
Japan Tobacco, Inc.	24,000	874,903

Trading Companies & Distributors – 2.6%
ITOCHU Corp.	24,000	308,218
Marubeni Corp.	20,000	146,291
Mitsubishi Corp.	22,000	457,569
Mitsui & Co., Ltd.	24,000	384,739
Sojitz Corp.	2,000	3,534
Sumitomo Corp.	24,000	324,090
Toyota Tsusho Corp.	24,000	690,114
		2,314,555
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.(a)	20,000	299,492

Wireless Telecommunication Services – 9.3%
KDDI Corp.	48,000	2,927,713
NTT DoCoMo, Inc.	3,000	51,291

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2014 (Unaudited)

	Shares	Value
Common Stocks (continued)
SoftBank Corp.	71,000	$5,286,541
		8,265,545
Total Common Stocks
(Cost $94,226,245)		88,137,338

	Principal Amount	Value
Repurchase Agreements – 6.9%
Bank of America, N.A., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $1,000,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 5.80%, maturing 06/01/36 - 09/20/41; total market value $1,020,401(b)	$1,000,000	1,000,000
Barclays Capital, Inc., 0.07%, dated 06/30/14, due 07/01/14, repurchase price $2,143,379, collateralized by a U.S. Treasury Security, 2.13%, maturing 06/30/21; total market value $2,186,243(b)	2,143,375	2,143,375
BNP Paribas Securities Corp., 0.10%, dated 06/30/14, due 07/01/14, repurchase price $2,000,006, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 0.00% - 7.25%, maturing 07/02/14 - 07/15/37; total market value $2,040,049(b)	2,000,000	2,000,000
Natixis Financial Products LLC, 0.20%, dated 06/30/14, due 07/01/14, repurchase price $500,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 0.50% - 8.30%, maturing 11/01/14 - 05/20/64; U.S. Treasury Securities, ranging from 0.13% - 3.50%, maturing 04/30/17 - 11/15/41; total market value $510,003(b)	500,000	500,000
Nomura Securities Co., Ltd., 0.11%, dated 06/30/14, due 07/01/14, repurchase price $500,002, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.00% - 8.00%, maturing 12/01/18 - 07/20/63; total market value $510,000(b)	500,000	500,000
Total Repurchase Agreements (Cost $6,143,375)		6,143,375
Total Investment Securities
(Cost $100,369,620) — 106.2%		94,280,713
Liabilities in excess of other assets — (6.2%)		(5,468,950)
Net Assets — 100.0%		$88,811,763

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2014 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at June 30, 2014. The total value of securities on loan was $5,840,538, which was collateralized by repurchase agreements with a value of $6,143,375.
(b)	The security was purchased with cash collateral held from securities on loan at June 30, 2014. The total value of securities purchased was $6,143,375.

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,670,577
Aggregate gross unrealized depreciation	(8,771,667)
Net unrealized depreciation	$(6,101,090)
Federal income tax cost of investments	$100,381,803

Futures Contracts Purchased

MAXIS® Nikkei 225 Index Fund had the following open long futures contracts as of June 30, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

SGX Nikkei 225 Futures Contracts	8	09/11/14	$597,799	$2,470

Cash collateral in the amount of $136,077 was pledged to cover margin requirements for open futures contracts as of June 30, 2014.

Forward Foreign Currency Contracts

MAXIS® Nikkei 225 Index Fund had the following outstanding contracts as of June 30, 2014:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Appreciation
Japanese Yen	Citibank, N.A.	09/17/14	7,222,000	$71,330	$507

* Fund buys Japanese Yen, sells U.S. Dollar

See accompanying notes to the schedule of investments.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments
June 30, 2014 (Unaudited)

1. Organization

Precidian ETFs Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (‘‘1940 Act’’), as amended. The Trust currently consists of one diversified investment portfolio, the MAXIS® Nikkei 225 Index Fund (the ‘‘Fund’’). The Fund is managed by Precidian Funds LLC (‘‘Advisor’’). Northern Trust Investments, Inc. (‘‘NTI’’) acts as sub-advisor (‘‘Sub-Advisor’’) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value (“NAV”) of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (‘‘Underlying Index’’) created by Nikkei Inc. (the ‘‘Index Provider’’). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or ‘‘first’’ section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedule of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing source. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the ‘‘Board’’). The Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when an investor will not be able to purchase or sell shares of the Fund. Investments in other open-end investment companies are valued at their NAV.

Forward foreign currency contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service and are typically classified as Level 2 in the fair value hierarchy described below. Exchange traded financial futures are manually valued at the settlement price as established by the exchange on which they are traded, and are typically categorized as Level 1 in the fair value hierarchy described below. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s valuation policies and procedures.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2014 (Unaudited)

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, when such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. The Fund does not hold any short term debt securities as of June 30, 2014.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2014, for the Fund based upon the three levels defined above:

Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Total
Common Stocks	Futures Contracts	Repurchase Agreements	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
$88,137,338	$2,470	$6,143,375	$507	$94,280,713	$2,977

For the period ended June 30, 2014, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending June 30, 2014.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. Dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2014 (Unaudited)

Net realized foreign exchange gains and losses arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains with the Fund’s collateral account, cash, U.S. government securities or equivalent collateral, or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned.

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Loans are subject to termination at the option of the Fund or the borrower. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Additionally, the Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2014 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Futures Contracts

The Fund may enter into futures contracts to manage its portfolio, obtain exposure to securities or to manage currency risk. Risks involved in the use of futures include that the secondary market for a futures contract may not be liquid, preventing the Fund from closing out a position. Additionally, the index tracked by a futures contract may differ from and even have a negative correlation to the Fund’s Underlying Index, resulting in the returns from such a contract not matching the performance of the Underlying Index and the possible risk of loss. There also exists a risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (‘‘buying’’ a contract which has previously been ‘‘sold’’ or ‘‘selling’’ a contract previously ‘‘purchased’’) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits based on the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional ‘‘variation’’ margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open on a monthly basis. The Fund expects to earn interest income on its margin deposits.

3. Derivative Contracts

As a non-principal investment strategy, the Fund may utilize futures, options and swaps to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options or swaps that are not traded on an exchange), the Fund may also have increased exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

Precidian ETFs Trust MAXIS® Nikkei 225 Index Fund
Notes to Quarterly Schedule of Investments (continued)
June 30, 2014 (Unaudited)

During the period ended June 30, 2014, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund held future contracts with an average monthly notional value of $877,388 and forward foreign currency contracts with an average monthly amount of $71,011 during the period ended June 30, 2014.

4. Principal Risks

As with any investment, an investor could lose all or part of an investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s Prospectus under the heading ‘‘Additional Description of the Principal Risks of the Fund.’’

Index Risk. The Underlying Index and the Fund reconstitute and rebalance only when the Index Provider determines to reconstitute and rebalance the Underlying Index, which may cause the performance of the Underlying Index and the Fund to deviate from that of the market the Underlying Index seeks to track. This deviation results from changes to index component securities being reflected in the market more quickly than the Index Provider’s methodology can track.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Risks Related to Investing in Japan. The Fund invests in securities of companies that are principally located in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security risk, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund’s NAV is determined on the basis of the U.S. Dollar, investors may lose money if the Japanese Yen depreciates against the U.S. Dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contracts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
August 27, 2014

By:	/s/ William C. Cox
William C. Cox
Treasurer and Principal Financial Officer
August 27, 2014